Stock Repurchase Programs	12 Months Ended
Dec. 31, 2013
Stock Repurchase Programs [Abstract]
Stock Repurchase Program
Stock Repurchase Program

In June 2012, our Board of Directors authorized a stock repurchase program that provides for the repurchase of up to an additional $2 billion of our common stock, with no expiration from the date of authorization. The 2012 stock repurchase program is intended to offset the impact of dilution from our equity compensation programs. The stock repurchase activity under the 2012 stock repurchase program during 2013 is summarized as follows:

	Shares Repurchased	Average Price per Share (1)	Value of Shares Repurchased	Remaining Amount Authorized
	(In millions, except per share amounts)
Balance at January 1, 2013	—	$51.89	$17	$1,983
Repurchase of common stock	25	54.33	1,343	(1,343)
Balance at December 31, 2013	25	$54.30	$1,360	$640

(1) Stock repurchase activity excludes broker commissions.

These repurchased shares were recorded as treasury stock and were accounted for under the cost method. No repurchased shares have been retired.

As of December 31, 2013, approximately $640 million remained for further repurchases of our common stock under the 2012 stock repurchase program.

In addition, in January 2014, our board of directors authorized an additional $5 billion stock repurchase program.  This new stock repurchase program, together with $640 million remaining under our prior stock repurchase program authorized in June 2012, brings the total repurchase authorization to $5.6 billion as of January 2014.  In addition to continuing to repurchase shares to offset dilution from our equity compensation programs, we expect, subject to market conditions and other factors, to make opportunistic repurchases of our common stock to reduce outstanding share count.  Any share repurchases under our stock repurchase programs may be made through open market transactions, block trades, privately negotiated transactions (including accelerated share repurchase transactions) or other means at times and in such amounts as management deems appropriate and will be funded from our working capital or other financing alternatives.
Our stock repurchase programs may be limited or terminated at any time without prior notice. The timing and actual number of shares repurchased will depend on a variety of factors including corporate and regulatory requirements, price, other market conditions and management's determination as to the appropriate use of our cash.